Financial instruments - fair values and risk management - Financial assets (Details) - Financial assets at amortized cost - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 103,454	$ 115,284	$ 41,853
As previously reported
Disclosure of financial assets [line items]
Financial assets		115,474
Trade receivables
Disclosure of financial assets [line items]
Financial assets	62,274	30,719	23,767
Trade receivables | As previously reported
Disclosure of financial assets [line items]
Financial assets		30,909
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	40,898	84,557	17,565
Cash and cash equivalents | As previously reported
Disclosure of financial assets [line items]
Financial assets		84,557
Loans receivable
Disclosure of financial assets [line items]
Financial assets	$ 282	8	$ 521
Loans receivable | As previously reported
Disclosure of financial assets [line items]
Financial assets		$ 8